Long-term investments - Schedule of Long-Term Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 1,929,128	$ 1,839,212
Noncontrolling interest in partnerships and joint ventures	264,251	186,452
Other	30,807	5,219
Long-term investments	303,020	214,583
Notes Receivable | Development loans
Schedule of Equity Method Investments [Line Items]
Development loans receivable from equity-method investees	7,962	22,912
Atlantica
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	1,822,400	1,706,900
Atlantica share subscription agreement
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	0	20,015
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	104,229	110,514
Other
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 2,499	$ 1,783